CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	R$ 7,767,813	R$ 3,005,645
Short-term investments	509,030	2,338,097
Trade accounts receivable - net	5,176,958	4,875,394
Inventories	16,504,911	15,227,778
Tax credits	1,153,122	1,009,824
Income and social contribution taxes recoverable	914,395	986,068
Dividends receivable	125	1,036
Assets held for sale		1,210,041
Fair value of derivatives	16,921	766
Other current assets	626,148	543,288
TOTAL CURRENT ASSETS	32,669,423	29,197,937
NON-CURRENT ASSETS
Tax credits	1,744,387	1,916,100
Deferred income taxes	2,427,648	2,219,461
Judicial deposits	332,560	2,064,070
Other non-current assets	358,806	355,390
Prepaid pension cost	9,716	11,695
Fair value of derivatives	35,947
Investments in associates and joint ventures	4,222,317	3,858,449
Goodwill	13,853,114	10,825,148
Leasing	1,168,694	1,182,654
Other intangibles	400,567	373,710
Property, plant and equipment, net	29,591,314	22,880,530
TOTAL NON-CURRENT ASSETS	54,145,070	45,687,207
TOTAL ASSETS	86,814,493	74,885,144
CURRENT LIABILITIES
Trade accounts payable	5,718,104	5,901,183
Short-term debt	697,049	1,783,201
Debentures	37,988	14,421
Taxes payable	411,420	512,935
Income and social contribution taxes payable	346,208	502,766
Payroll and related liabilities	918,612	845,848
Leasing payable	430,727	373,151
Employee benefits	186	209
Environmental liabilities	245,429	139,395
Fair value of derivatives	1,747	19,042
Other current liabilities	2,043,921	1,192,461
TOTAL CURRENT LIABILITIES	10,851,391	11,284,612
NON-CURRENT LIABILITIES
Long term debt	9,110,972	8,296,474
Debentures	3,790,475	799,212
Related parties		24,992
Deferred income taxes	163,138	204,151
Provision for tax, civil and labor liabilities	2,328,849	2,185,825
Environmental liabilities	413,653	378,274
Employee benefits	545,206	706,767
Fair value of derivatives		1,606
Leasing payable	849,942	904,451
Other non-current liabilities	587,081	859,917
TOTAL NON-CURRENT LIABILITIES	17,789,316	14,361,669
EQUITY
Capital	24,273,225	20,215,343
Capital reserves	11,597	11,597
Treasury stocks	(734,278)	(150,182)
Retained earnings	24,238,217	25,914,830
Transactions with non-controlling interests without change of control	(2,904,670)	(2,904,670)
Other reserves	13,064,668	5,972,041
EQUITY ATTRIBUTABLE TO THE EQUITY HOLDERS OF THE PARENT	57,948,759	49,058,959
NON-CONTROLLING INTERESTS	225,027	179,904
EQUITY	58,173,786	49,238,863
TOTAL LIABILITIES AND EQUITY	86,814,493	74,885,144
Trade accounts payable - domestic market
CURRENT LIABILITIES
Trade accounts payable	3,892,296	4,120,701
Trade accounts payable - debtor risk
CURRENT LIABILITIES
Trade accounts payable	459,899	584,320
Trade accounts payable - import
CURRENT LIABILITIES
Trade accounts payable	R$ 1,365,909	R$ 1,196,162